EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
EARNINGS PER SHARE
Calculation of Basic and Diluted (loss) Earnings Per Share
The Company calculates basic and diluted (loss) earnings per share as follows:

	Six month period ended June 30,
	2013	2012
Income:
Net (loss)/income attributable to Company shareholders	$(44,485)	$5,131

Basic and Diluted (loss) /earnings per share:
Weighted average common shares outstanding, basic and diluted	32,646,929	985,530
Basic and diluted (loss)/earnings per share	$(1.36)	$5.21